UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 8.6%
Automobiles 1.5%
Ford Motor Co.	1,450,000	23,475,500
Diversified Consumer Services 0.8%
DeVry, Inc. (a)	200,000	6,002,000
H&R Block, Inc.	200,000	5,582,000

		11,584,000
Hotels, Restaurants & Leisure 0.5%
Carnival Corp. (a)	200,000	7,218,000
Household Durables 0.4%
Jarden Corp.* (a)	125,000	5,368,750
Internet & Catalog Retail 0.3%
Expedia, Inc. (a)	100,000	4,676,000
Leisure Equipment & Products 0.4%
Hasbro, Inc. (a)	150,000	6,837,000
Media 3.5%
Comcast Corp. "A"	500,000	21,045,000
Meredith Corp. (a)	100,000	4,301,000
News Corp. "A"*	300,000	4,710,000
Time Warner, Inc.	150,000	9,079,500
Twenty-First Century Fox, Inc.	125,000	3,916,250
Walt Disney Co.	150,000	9,124,500
Washington Post Co. "B"	2,043	1,152,252

		53,328,502
Specialty Retail 1.2%
Advance Auto Parts, Inc.	75,000	6,005,250
Lowe's Companies, Inc.	150,000	6,873,000
Staples, Inc. (a)	350,000	4,868,500

		17,746,750
Consumer Staples 10.4%
Beverages 1.7%
Beam, Inc.	100,000	6,265,000
PepsiCo, Inc.	250,000	19,932,500

		26,197,500
Food & Staples Retailing 3.1%
CVS Caremark Corp.	250,000	14,512,500
Safeway, Inc.	150,000	3,885,000
Sysco Corp. (a)	150,000	4,803,000
Wal-Mart Stores, Inc.	200,000	14,596,000
Walgreen Co.	200,000	9,614,000

		47,410,500
Food Products 1.4%
Ingredion, Inc.	100,000	6,294,000
Kellogg Co. (a)	250,000	15,177,500

		21,471,500
Household Products 2.3%
Procter & Gamble Co.	450,000	35,050,500
Tobacco 1.9%
Altria Group, Inc.	450,000	15,246,000
Philip Morris International, Inc.	100,000	8,344,000
Universal Corp. (a)	100,000	4,902,000

		28,492,000
Energy 13.6%
Energy Equipment & Services 1.2%
Halliburton Co.	200,000	9,600,000
Helmerich & Payne, Inc. (a)	150,000	9,456,000

		19,056,000
Oil, Gas & Consumable Fuels 12.4%
Anadarko Petroleum Corp.	100,000	9,142,000
Apache Corp.	150,000	12,852,000
Canadian Oil Sands Ltd.	400,000	7,674,926
Chevron Corp.	350,000	42,150,500
ConocoPhillips	200,000	13,260,000
Devon Energy Corp.	100,000	5,709,000
Exxon Mobil Corp.	500,000	43,580,000
Hess Corp.	100,000	7,485,000
Marathon Oil Corp.	250,000	8,607,500
Occidental Petroleum Corp.	150,000	13,231,500
Phillips 66	150,000	8,565,000
Suncor Energy, Inc.	250,000	8,467,500
Valero Energy Corp.	200,000	7,106,000

		187,830,926
Financials 21.5%
Capital Markets 3.2%
Ameriprise Financial, Inc.	100,000	8,615,000
Bank of New York Mellon Corp.	250,000	7,435,000
BlackRock, Inc.	25,000	6,508,000
Oaktree Capital Group LLC	125,000	6,475,000
The Goldman Sachs Group, Inc.	125,000	19,016,250

		48,049,250
Commercial Banks 4.4%
Huntington Bancshares, Inc.	500,000	4,120,000
PNC Financial Services Group, Inc.	350,000	25,294,500
U.S. Bancorp.	350,000	12,645,500
Wells Fargo & Co.	600,000	24,648,000

		66,708,000
Consumer Finance 1.3%
Capital One Financial Corp.	300,000	19,365,000
Diversified Financial Services 5.9%
Bank of America Corp.	2,000,000	28,240,000
Citigroup, Inc.	350,000	16,915,500
JPMorgan Chase & Co.	750,000	37,897,500
The NASDAQ OMX Group, Inc.	250,000	7,465,000

		90,518,000
Insurance 5.8%
ACE Ltd.	75,000	6,579,000
Alleghany Corp.*	20,000	7,741,800
Allstate Corp.	150,000	7,188,000
Aon PLC	100,000	6,638,000
Chubb Corp.	75,000	6,237,750
CNA Financial Corp.	200,000	7,056,000
Fidelity National Financial, Inc. "A"	400,000	9,484,000
HCC Insurance Holdings, Inc.	150,000	6,330,000
PartnerRe Ltd. (a)	100,000	8,715,000
Principal Financial Group, Inc.	175,000	7,161,000
Prudential Financial, Inc.	100,000	7,488,000
Validus Holdings Ltd.	200,000	6,922,000

		87,540,550
Thrifts & Mortgage Finance 0.9%
Home Loan Servicing Solutions Ltd.	200,000	4,560,000
Nationstar Mortgage Holdings, Inc.* (a)	100,000	4,970,000
New York Community Bancorp., Inc. (a)	300,000	4,395,000

		13,925,000
Health Care 14.3%
Biotechnology 0.4%
Amgen, Inc.	50,000	5,447,000
Health Care Equipment & Supplies 2.1%
Becton, Dickinson & Co. (a)	50,000	4,869,000
C.R. Bard, Inc. (a)	75,000	8,615,250
Medtronic, Inc.	200,000	10,350,000
St. Jude Medical, Inc.	175,000	8,821,750

		32,656,000
Health Care Providers & Services 3.4%
Aetna, Inc.	125,000	7,923,750
HCA Holdings, Inc.	150,000	5,728,500
McKesson Corp.	75,000	9,105,750
Owens & Minor, Inc. (a)	125,000	4,263,750
Select Medical Holdings Corp. (a)	600,000	5,082,000
UnitedHealth Group, Inc.	150,000	10,761,000
WellPoint, Inc.	100,000	8,514,000

		51,378,750
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc. (a)	125,000	5,830,000
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	200,000	8,338,000
Eli Lilly & Co.	150,000	7,710,000
Forest Laboratories, Inc.*	100,000	4,253,000
Hospira, Inc.* (a)	125,000	4,878,750
Johnson & Johnson	300,000	25,923,000
Mallinckrodt PLC*	125,000	5,456,250
Merck & Co., Inc.	650,000	30,738,500
Pfizer, Inc.	1,200,000	33,852,000

		121,149,500
Industrials 7.1%
Aerospace & Defense 2.7%
Exelis, Inc.	350,000	5,148,500
Northrop Grumman Corp.	100,000	9,227,000
Raytheon Co.	250,000	18,852,500
United Technologies Corp.	75,000	7,507,500

		40,735,500
Commercial Services & Supplies 0.7%
ABM Industries, Inc.	125,000	3,018,750
Republic Services, Inc. (a)	250,000	8,127,500

		11,146,250
Industrial Conglomerates 2.8%
Danaher Corp.	100,000	6,552,000
General Electric Co.	1,600,000	37,024,000

		43,576,000
Machinery 0.4%
AGCO Corp. (a)	100,000	5,656,000
Road & Rail 0.5%
Norfolk Southern Corp. (a)	100,000	7,216,000
Information Technology 10.4%
Communications Equipment 1.6%
Brocade Communications Systems, Inc.*	750,000	5,550,000
Cisco Systems, Inc.	800,000	18,648,000

		24,198,000
Computers & Peripherals 2.6%
Apple, Inc.	25,000	12,176,250
EMC Corp.	300,000	7,734,000
Hewlett-Packard Co.	250,000	5,585,000
SanDisk Corp.	100,000	5,518,000
Western Digital Corp.	125,000	7,750,000

		38,763,250
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	350,000	4,914,000
Internet Software & Services 0.3%
IAC/InterActiveCorp.	100,000	4,909,000
IT Services 1.3%
Booz Allen Hamilton Holding Corp. (a)	250,000	5,057,500
International Business Machines Corp.	50,000	9,113,500
Total System Services, Inc.	200,000	5,534,000

		19,705,000
Office Electronics 0.3%
Xerox Corp.	500,000	4,990,000
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp. "A"	200,000	5,052,000
Intel Corp.	350,000	7,693,000
Marvell Technology Group Ltd.	500,000	6,055,000
NVIDIA Corp. (a)	400,000	5,900,000
Texas Instruments, Inc.	150,000	5,730,000

		30,430,000
Software 2.0%
CA, Inc.	200,000	5,850,000
Microsoft Corp.	400,000	13,360,000
Oracle Corp. (a)	350,000	11,151,000

		30,361,000
Materials 3.4%
Chemicals 1.4%
CF Industries Holdings, Inc.	30,000	5,710,200
LyondellBasell Industries NV "A"	100,000	7,015,000
Praxair, Inc.	40,000	4,696,000
The Mosaic Co.	100,000	4,165,000

		21,586,200
Containers & Packaging 0.4%
Sonoco Products Co.	150,000	5,584,500
Metals & Mining 0.7%
Constellium NV "A"*	350,000	6,195,000
Reliance Steel & Aluminum Co.	75,000	5,001,750

		11,196,750
Paper & Forest Products 0.9%
International Paper Co.	125,000	5,901,250
Schweitzer-Mauduit International, Inc. (a)	125,000	7,158,750

		13,060,000
Telecommunication Services 2.6%
Diversified Telecommunication Services
AT&T, Inc.	950,000	32,138,500
CenturyLink, Inc. (a)	200,000	6,624,000

		38,762,500
Utilities 5.9%
Electric Utilities 3.8%
American Electric Power Co., Inc.	175,000	7,490,000
Duke Energy Corp.	125,000	8,200,000
Exelon Corp. (a)	150,000	4,573,500
FirstEnergy Corp. (a)	200,000	7,494,000
NextEra Energy, Inc.	100,000	8,036,000
Pinnacle West Capital Corp.	125,000	6,783,750
PPL Corp.	200,000	6,140,000
Southern Co. (a)	200,000	8,324,000

		57,041,250
Gas Utilities 0.5%
UGI Corp.	200,000	7,840,000
Independent Power Producers & Energy Traders 0.3%
AES Corp. (a)	350,000	4,448,500
Multi-Utilities 1.3%
Dominion Resources, Inc.	125,000	7,293,750
Public Service Enterprise Group, Inc. (a)	200,000	6,484,000
Wisconsin Energy Corp. (a)	150,000	6,156,000

		19,933,750

Total Common Stocks (Cost $1,246,071,431)		1,484,363,928
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $132,843,277)	132,843,277	132,843,277
Cash Equivalents 2.1%
Central Cash Management Fund, 0.05% (b) (Cost $32,081,769)	32,081,769	32,081,769

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,410,996,477) †	108.6	1,649,288,974
Other Assets and Liabilities, Net	(8.6)	(131,028,004)

Net Assets	100.0	1,518,260,970

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,424,334,800.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $224,954,174.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $261,443,980 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,489,806.

(a)	All or a portion of these securities were on loan. The value of securities loaned at August 31, 2013 amounted to $128,382,631 which is 8.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,484,363,928	$—	$—	$1,484,363,928
Short-Term Investments(d)	164,925,046	—	—	164,925,046
Total	$1,649,288,974	$—	$—	$1,649,288,974

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013